Share Exchange Agreement and Acquisition Deposit (Details Narrative) (10 Q) - USD ($)		1 Months Ended	3 Months Ended	9 Months Ended
	Aug. 08, 2017	Jun. 30, 2017	Jun. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Common stock par value	$ 0.0001	$ .0001	$ .0001	$ .0001
Increased number of common stock shares authorized		200,000,000	200,000,000	200,000,000
Reverse stock split	one for six (1:6)
Deposit for acquisition		$ 86,670	$ 86,670
Cash paid for acquisition deposit			86,670	12,900	$ 50,000
Shares issued for Kinder Exchange				$ 99,570
Maximum [Member]
Increased number of common stock shares authorized	200,000,000
Minimum [Member]
Increased number of common stock shares authorized	100,000,000
Share Exchange Agreement [Member] | Post-Reverse Stock-Split [Member]
Reverse stock-split shares	42,642,712
Common stock par value	$ 0.0001
Share Exchange Agreement [Member] | Pre-Reverse Split [Member]
Reverse stock-split shares	20,000,000
Debt Purchase Agreement [Member] | Director [Member]
Deposit for acquisition		86,670	$ 86,670
Cash paid for acquisition deposit		12,900
Shares issued for Kinder Exchange		$ 99,570